Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable, current	$ 5,333	$ 6,287
Accounts receivable, non-current		3,829
Less: Allowance for expected credit losses, current	(5,333)	(3,948)
Less: Allowance for expected credit losses, non-current		(3,829)
Accounts receivable, net		$ 2,339